UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-01528

Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414 Chicago, IL 60606
(Address of principal executive offices) (Zip code)

James M. Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	312-236-9160

Date of fiscal year end:	06/30

Date of reporting period:	12/31/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BRUCE FUND

REPORT TO SHAREHOLDERS

_______________________

Semi-Annual Report

December 31, 2006

(Unaudited)

BRUCE FUND, INC.

20 North Wacker Drive

Suite 2414

Chicago, Illinois 60606

(312) 236-9160

BRUCE FUND, INC.

Management’s Discussion and Analysis	December 31, 2006

The Bruce Fund shares produced a total return of 4.62% for the six months ended December 31, 2006, compared to a total return of 12.73% for the S&P 500 for the same period. Both stock and bond holdings contributed overall but the gain in the period lagged compared to the gains seen in the broader averages. The Fund’s cash position also contributed to the underperformance versus the averages.

The Fund manager attempts to position the Fund investments for significant capital appreciation over the long term. There is no attempt to consistently beat or provide excessive returns versus any of the popular averages on a short or even intermediate-term basis. The Fund’s history has proven this, as the performance has been highly volatile and inconsistent versus the broader averages. As stated in the Prospectus, the Fund is suited for investors who have a high tolerance for risk and a long-term time horizon. Investors must recognize there is a risk of loss of money in investing in Fund shares, as there is in any investment seeking capital appreciation.

The Fund seeks unusual opportunities for capital appreciation from stocks and/or bonds. Out-of-favor, distressed and turnaround situations are emphasized. Opportunities such as these are always present, but can be fewer and less frequent when there is widespread enthusiasm for financial securities.

Shareholders are invited to use the toll-free number (800) 872-7823 to obtain any Fund information, or can visit www.thebrucefund.com, to obtain the same.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-872-7823.

* The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on January 1, 1997 and held through December 31, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Bruce Fund, and to obtain performance data current to the most recent month end, please call 1-800-872-7823. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs are also available by calling the Fund at (800) 872-7823. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2006) and held for the entire period (through December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Bruce Fund	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,046.17	$5.31
Hypothetical**	$1,000.00	$1,020.02	$5.24

* Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

COMMON STOCKS - (30.92%)
No. of Shares		Issue	Cost	Market Value
	Automotive/Transportation (4.46%)
96,500	(a)	AMERCO	$3,852,218	$8,396,465
422,200	(a)	Amerigon, Inc.	2,209,885	4,078,452
100,000	(a)	Rural Metro Corp.	140,117	813,000
22,600		Titan International, Inc.	303,604	455,390
3,537	(a)	UAL Corp.	138,650	155,628
			6,644,474	13,898,935

	Business Services (1.79%)
400,000	(a)	Darling International, Inc.	1,681,083	2,204,000
44,000	(a)	Goldleaf Financial Solutions	427,299	257,400
210,000	(a)	Internet Capital Group, Inc.	1,518,587	2,154,600
358,200	(a)	OpenTV Corp. - Class A	1,016,594	831,024
706,000	(a)	Sequiam Corp.	308,091	141,200
			4,951,654	5,588,224

	Chemicals (0.42%)
110,000	(a)	Terra Industries, Inc.	786,500	1,317,800

	Consumer Products (0.12%)
18,493	(a)	Silicon Graphics, Inc.	1,129,650	369,860

	Consumer Products (1.13%)
395,400	(a)	American Italian Pasta Co. - Class A	1,602,157	3,519,060

	Electronics Manufacturing (0.20%)
249,800	(a)	Digital Angel Corp.	978,096	636,990

	Energy/Energy Services (7.89%)
265,080	(a)	Arena Resources, Inc.	2,319,064	11,321,567
161,500	(a)	ATP Oil & Gas Corp.	6,570,974	6,390,555
128,624	(a)	Double Eagle Petroleum Co.	2,612,658	3,160,292
278,275	(a)	Exploration Co. of Delaware, Inc.	3,325,803	3,712,188
			14,828,499	24,584,602

	Health Services (3.85%)
330,100	(a)	America Service Group, Inc.	4,535,071	5,271,697
100,000	(a)	CV Therapeutics, Inc.	2,688,088	1,396,000
428,350	(a)	EDAP TMS S.A. (ADR)	3,884,255	2,510,131
182,300	(a)	Health Grades, Inc.	156,028	818,527
3,002,858	(a)	Nexmed, Inc.	3,244,146	2,011,915
			14,507,588	12,008,270

	Manufacturing (2.05%)
1,595,500	(a)	AirBoss of America Corp. (Canadian)	5,165,425	6,375,419

	Mineral Exploration (2.53%)
3,341,100	(a)	Admiral Bay Resources, Inc.	2,869,149	2,138,304
142,223	(a)	Edge Petroleum Corp.	2,897,642	2,594,148
196,160	(a)	Kinross Gold Corp.	1,178,917	2,330,381
199,270	(a)	Solitario Resources Corp. (Canadian)	347,555	820,992
			7,293,263	7,883,825

	Pharmaceutical/Drug Delivery (2.58%)
198,200	(a)	Elan Corporation, plc (ADR)	1,872,507	2,923,450
120,000	(a)	Epix Pharmaceuticals, Inc.	1,032,764	828,000
20,000		Merck & Co., Inc.	609,482	872,000
60,000		Pfizer, Inc.	1,523,680	1,554,000
220,025	(a)	QLT, Inc.	2,418,132	1,861,411
			7,456,565	8,038,861

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

COMMON STOCKS - (30.92%)
No. of Shares		Issue	Cost	Market Value
Property-Casualty Insurance (2.18%)
537,250	(a)	Gainsco, Inc.	$2,248,527	$4,260,393
45,000		RLI Corp.	1,969,545	2,538,900
			4,218,072	6,799,293

Telecommunications (1.72%)
632,679	(a)	Ibasis, Inc.	3,338,006	5,365,118

		Total Common Stocks	72,899,949	96,386,257

CONVERTIBLE PREFERRED STOCK (0.16%)
Power Producers (0.16%)
10,000		AES Trust III 6.75%	331,030	495,000
		Total Convertible Preferred Stocks	331,030	495,000

BONDS (39.95%)
Principal		Issue
U.S. Government (8.63%)
$24,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2028	7,826,436	8,426,112
40,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2029	13,762,978	13,409,440
20,000,000		U.S. Treasury "Strips", 0.00% due 2-15-2036	5,290,695	5,067,820
			26,880,109	26,903,372

Municipal (0.03%)
1,000,000	(a)	Indianapolis Airport Authority 6.50% due 11-15-2031	179,108	98,750

Corporate (2.29%)
2,000,000	(b)	Calpine Canada Energy Finance ULC 8.50% due 5-01-2008	1,448,565	1,780,000
2,700,000	(b)	Calpine Corp. 8.50% due 2-15-2011	1,786,125	2,173,500
2,300,000		Charter Communications LLC 9.92% due 4-1-2011	1,826,750	2,139,000
1,029,000		Danka Business Systems Plc. 10.00% due 4-1-2008	992,721	1,026,427
		Total Corporate Bonds	6,054,161	7,118,927

	Corporate Convertibles (29.00%)
5,000,000		Antigenics Inc. 5.25% due 2-1-2025	2,778,812	3,200,000
8,000,000		Atherogenics, Inc. 4.50% due 9-1-2008	9,369,894	8,570,000
2,000,000		Atherogenics, Inc. 1.50% due 2-1-2012	1,627,028	1,470,000
5,639,000		C&D Technologies, Inc. 5.25% due 11-1-2025	4,818,121	5,194,929
200,000	(c)	Calpine Corp. 4.75% due 11-15-2023	162,000	156,250
2,000,000		Cell Genesys, Inc. 3.125% due 11-1-2011	1,593,244	1,505,000
1,400,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	1,071,312	1,062,250
1,000,000	(d)	Cell Therapeutics, Inc. 6.75% due 10-31-2010	1,000,000	977,500
6,000,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	4,292,858	4,200,000
4,000,000		Cell Therapeutics, Inc. 4.00% due 7-1-2010	2,562,643	2,590,000
1,800,000		Ciphergen Biosystems, Inc. 7.00% due 9-1-2011	1,450,077	1,710,000
2,000,000		Covad Communications Group, Inc. 3.00% due 3-15-2024	1,438,040	1,795,000
5,800,000		Curagen Corp. 4.00% due 2-15-2011	4,497,124	4,922,750
3,000,000		CV Therapeutics , Inc. 2.75% due 5-16-2012	2,870,628	3,048,750
2,000,000		CV Therapeutics , Inc. 3.25% due 8-16-2013	1,979,962	1,767,500
6,000,000		deCODE genetics, Inc. 3.50% due 4-15-2011	4,676,351	4,462,500
1,200,000		Durect Corp. 6.25% due 6-15-2008	932,375	1,747,500
500,000		Elan Capital Corp. 6.50% due 11-10-2008	387,500	979,150
3,000,000		Encysive Pharmacueticals 2.50% due 3-15-2012	2,340,442	2,152,500
4,000,000		Endeavor International Corp. 6.00% due 1-15-2012	3,726,604	3,640,000
5,500,000		Epix Medical Inc. 3.00% due 6-15-2024	3,982,394	4,413,750
3,150,000		Incyte Corp. 3.50% due 2/15/2011	2,626,142	2,547,562
2,000,000		Indevus Pharmaceuticals, Inc. 6.25% due 7-15-2008	1,755,093	2,537,500
4,000,000		Isis Pharmaceuticals Inc. 5.50% due 5-1-2009	3,421,626	3,995,000
1,000,000	(b)	Kellstrom Industries Inc. 5.75% due 10-15-2002	53,750	30,000
2,466,638	(b)	Kellstrom Industries Inc. 5.50% due 6/15/2003	143,750	73,999
1,500,000		Level 3 Communications, Inc. 6.00% due 3-15-2010	786,750	1,391,250
2,700,000		Midway Games, Inc. 6.00% due 9-30-2025	2,521,026	2,315,250
1,500,000		NPS Pharmaceuticals, Inc. 3.00% 6-15-2008	1,309,162	1,363,125
6,819,000		Oscient Pharmaceuticals 3.50% due 4-15-2011	5,296,147	4,619,873
313,000		PMA Capital Corp. 6.50% due 9-30-2022	264,172	356,820
940,000		Spacehab Inc. 8.00% due 10-15-2007	885,384	861,275
4,509,000		Spacehab Inc. 5.50% due 10-15-2010	4,007,591	3,556,474
5,150,000		Terremark Worldwide Inc. 9.00% due 6-15-2009	4,464,406	5,298,062
2,000,000		UT Starcom Inc. 0.875% due 3-1-2008	1,452,500	1,885,000
		Total Corporate Convertibles	86,544,908	90,396,519

		Total Bonds	119,658,286	124,517,568

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

Money Market (28.44%)
No. of Shares		Issue		Cost	Market Value
88,626,333	(e)	Fidelity Prime Fund Capital Resources, 4.46%		$88,626,333	$88,626,333
			Total Money Market	88,626,333	88,626,333

			Total Investments (99.47%)	$281,515,598	$310,025,158

			Cash and other assets less liabilities (0.53%)		1,658,309
			TOTAL NET ASSETS (100.00%)		$311,683,467
	(a)	Non-cash income producing security.
	(b)	In default.
	(c)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933. In default.
	(d)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
	(e)	Variable rate securities; the money market rate shown represents the rate at September 30, 2006.

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Statement of Assets and Liabilities
December 31, 2006
(Unaudited)

Assets
Investments in securities, at market value (cost $281,515,598)	$310,025,158
Interest receivable	1,539,432
Receivable for fund shares sold	802,237
Dividends receivable	16,713
Prepaid expenses	3,704
Total assets	312,387,244

Liabilities
Cash overdraft	29,130
Accrued advisory fees	140,465
Accrued expenses	409,161
Payable fund shares redeemed	72,571
Payable for investments purchased	50,715
Accrued trustee expenses	1,735
Total liabilities	703,777

Net Assets	$311,683,467

Net Assets consist of:
Capital Stock (770,289 shares of $1 par value
capital stock issued and outstanding: 1,000,000
shares authorized)	$770,289
Paid in capital	282,365,361
Accumulated undistributed net investment income	(147,921)
Accumulated undistributed net realized gain on investments	186,178
Net unrealized appreciation on investments	28,509,560

Net Assets	$311,683,467

Shares outstanding (1,000,000 shares authorized)	770,289

Net asset value, offering and redemption price per share	$404.63

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Statement of Operations
For the six months ended December 31, 2006
(Unaudited)

Investment Income
Interest income	$5,744,495
Dividend income	78,651
Total Income	5,823,146

Expenses
Investment advisor fee	719,599
Report printing expense	165,600
Transfer agent expense	128,800
Postage expense	92,000
Administration expense	91,984
Custodian expense	62,192
Fund accounting expense	35,703
Registration expense	31,832
Audit expense	31,280
Miscellaneous expense	12,880
Tax expense	1,840
Legal expense	1,840
Trustee expense	552
Total Expenses	1,376,102
Net Investment Income	4,447,044

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities	640,252
Change in unrealized appreciation (depreciation)
on investment securities	8,087,589
Net realized and unrealized gain on investment securities	8,727,841
Net increase in net assets resulting from operations	$13,174,885

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Statements of Changes in Net Assets

	For the six
	months ended
	December 31, 2006	Year ended
	(Unaudited)	June 30, 2006
Operations
Net investment income	$4,447,044	$4,236,868
Net realized gain on investment securities	640,252	10,091,438
Change in unrealized appreciation (depreciation) on investment securities	8,087,589	10,139,337
Net increase in net assets resulting from operations	13,174,885	24,467,643

Distributions
From net investment income	(7,419,752)	(1,967,890)
From net realized gain	(9,462,319)	(1,739,587)
Total distributions	(16,882,071)	(3,707,477)

Capital Share Transactions
Proceeds from shares sold	83,186,067	138,627,625
Reinvestment of distributions	15,996,781	3,478,546
Amount paid for shares repurchased	(9,380,740)	(18,822,037)
Net increase in net assets resulting
from share transactions	89,802,108	123,284,134

Total Increase in Net Assets	86,094,922	144,044,300

Net Assets
Beginning of period	225,588,545	81,544,245

End of period	$311,683,467	$225,588,545

Accumulated undistributed net investment income (loss)
included in net assets at end of year	$(147,921)	$2,824,787

Capital Share Transactions
Shares sold	201,765	358,851
Shares issued in reinvestment of distributions	39,452	9,590
Shares repurchased	(22,688)	(49,431)

Net increase from capital share transactions	218,529	319,010

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Financial Highlights
Selected data for each share of capital stock outstanding through each year is presented below[1]

	Six months
	ended
	December		Years ended June 30,
	31, 2006		2006	2005	2004	2003	2002
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of year (B)	$408.85		$350.35	$283.34	$184.27	$145.67	$157.42
Income from investment operations:
Net investment income	4.86		8.14	5.67	4.41	6.19	6.76
Net realized and unrealized gain	14.06		60.55	73.01	107.66	50.11	6.74
Total from investment operations	18.92		68.69	78.68	112.07	56.30	13.50
Less Distributions to Shareholders:
From net investment income (A)	(10.17)		(5.41)	(5.19)	(5.35)	(5.30)	(8.00)
From net realized gain (A)	(12.97)		(4.78)	(6.48)	(7.65)	(12.40)	(17.25)
Total distributions	(23.14)		(10.19)	(11.67)	(13.00)	(17.70)	(25.25)

Net asset value, end of year (C)	$404.63		$408.85	$350.35	$283.34	$184.27	$145.67

Total Return[4]	4.62%	[5]	19.98%	27.80%	62.52%	41.99%	8.26%

Ratios and Supplemental Data
Net assets, end of year ($ millions)	$311.68	[1]	$225.59	$81.54	$14.88	$5.34	$3.70
Ratio of expenses to average net assets[2]	1.03%	[6]	0.94%	1.03%	1.17%	1.41%	1.46%
Ratio of net investment income to
average net assets[3]	3.33%	[6]	2.89%	1.73%	1.81%	4.11%	4.27%
Portfolio turnover rate	6.60%		29.02%	10.05%	22.01%	30.72%	28.59%

1 Figures are based on average daily shares outstanding during the year, with the following exceptions: (A) number of shares at dividend payment date, (B) number of shares at beginning of year, (C) number of shares at end of year.

2 Ratio of expenses to average net assets before reimbursement for 2004, 2003 and 2002 was 1.27%, 1.62% and 1.67%, respectively. There were no expense reimbursements in 2005 and 2006.

3 Ratio of net income to average net assets before reimbursement for 2004, 2003 and 2002 was 1.70%, 3.90% and 4.07%, respectively. There were no expense reimbursements in 2005 and 2006.

4 Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

5 Not Annualized.

6 Annualized.

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2006 (Unaudited)

NOTE A - ORGANIZATION

Bruce Fund, Inc. (the “Fund”) is a Maryland corporation incorporated on June 20, 1967. The Fund’s only business during the past five years has been as an investment company. The name of the Fund was changed to Bruce Fund, Inc., in October 1983. The Fund is an open end, diversified, management investment company and the Fund’s primary investment objective is long-term capital appreciation. The investment advisor to the Fund is Bruce and Co., Inc. (the “Advisor”).

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of Bruce Fund, Inc. have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A description of the significant accounting policies follows:

1.            Portfolio valuation: Market value of investments is based on the last sales price reported on each valuation date. If there were no reported sales on that day, the investments are valued using the mean of the closing bid and asked quotations obtained from published sources. NASDAQ and unlisted securities for which quotations are available also use the evaluated mean price.

2.             Federal income taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3.                                         Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are accreted into income using the effective interest method. Realized gains or losses from securities transactions are recorded on the specific identification method for both book and tax purposes. At December 31, 2006, the cost of investments held was $281,515,598 for both financial reporting and federal income tax purposes. At December 31, 2006, gross unrealized appreciation on investments was $40,069,825 and gross unrealized depreciation on investments was $(11,560,265), for a net appreciation of $28,509,560, for both financial reporting and federal income tax purposes.

4.                                         Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Board of Directors. The current approved fair value pricing includes using a combination of the last sales price; last bid and asked price; a third party bid and asked price; and/or an indicated opening range to determine a good faith estimate for the security. Odd lot differentials and brokerage commissions will be excluded in calculating values. The effect of using fair value pricing is that the value derived may only best reflect the value as determined, and the real value may vary higher or lower.

NOTE C - PURCHASES AND SALES OF SECURITIES

During the six months ended December 31, 2006, purchases and sales of securities with original maturities of greater than one year were $83,774,561 and $11,371,260 respectively.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2006 (Unaudited)

NOTE D - RELATED PARTIES

Bruce and Co., an Illinois corporation, is the investment advisor of the Fund and furnishes investment advice. In addition it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Compensation to the Advisor for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee	Applied to Average Net Assets of Fund
1.0%	Up to $20,000,000; plus
0.6%	$20,000,000 to $100,000,000; plus
0.5%	over $100,000,000.

As of December 31, 2006, Robert B. Bruce owned 14,043 shares and R. Jeffrey Bruce owned 2,188 shares. Robert B. Bruce is a director of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the Advisor.

NOTE E - TAXES

The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies.

NOTE F - DIVIDEND DISTRIBUTION

During December 2006, the Fund announced a dividend from net investment income of $10.173000 per share, a short-term capital gain distribution of $5.249600, and a long-term capital gain distribution of $7.723900 per share. These distributions were payable December 28, 2006 to shareholders of record on December 27, 2006.

NOTE G – RESTRICTED SECURITIES

The Fund has acquired several securities, the sale of which is restricted, through private placements. At December 31, 2006, the aggregate value of such securities amounted to $1,133,750. The securities have been valued using quoted market prices. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Approval of Management Agreement (Unaudited)

The Board approved and renewed the Investment Advisory Agreement at a meeting held on November 3, 2006 using the following as their basis as transcribed from the minutes: “The independent directors compared the percentage rank of Bruce Fund overall and in its category. The Fund’s 0.94% overall expense ratio was also determined to be favorable. The independent directors reviewed the services provided by the adviser in both investment decisions and day to day management of the Fund. They commented favorably on the investment performance. The independent directors determined that the operating expenses, and the relevant expense declines attributable to economies of scale were more than satisfactory. Advisory fees were recognized as being lower than the average Fund and were deemed to be most reasonable.”

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 872-7823 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

BRUCE FUND

OFFICERS AND

DIRECTORS

Robert B. Bruce

President and Treasurer

R. Jeffrey Bruce

Vice President and Secretary

Robert DeBartolo

Director

W. Martin Johnson

Director

Investment Adviser

Bruce and Co., Inc.

Chicago, Illinois

Custodian

Huntington National Bank

Columbus, Ohio

Transfer Agent

Unified Fund Services, Inc.

Indianapolis, Indiana

Counsel

Thomas P. Ward

Lake Forest, Illinois

Independent Registered Public Accounting Firm

Grant Thornton LLP

Chicago, Illinois

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics. Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies. Not Applicable

Item 6. Schedule of Investments. Not Applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – File with Annual Report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bruce Fund, Inc.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	3/06/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	3/06/07

By	/s/ R. Jeffery Bruce
R. Jeffery Bruce, Principal Accounting Officer

Date	3/06/07